Selected Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Dec. 31, 2011		Oct. 02, 2011		Jul. 03, 2011		Apr. 03, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Quarterly Financial Information [Line Items]
Revenues	$ 1,090	[1]	$ 1,176		$ 1,019		$ 1,094		$ 1,047	[1]	$ 1,127		$ 1,049		$ 1,074		$ 983		$ 4,336	[2],[3]	$ 4,233	[2],[3],[4]	$ 3,582	[2],[3],[4]
Costs and expenses			1,022	[5]	800	[5]	818	[5]	851	[5]	1,051		850		950		834
Restructuring charges and certain acquisition-related costs	7		80		6		24		25		46		51		20		37		135		154	[4]	202	[4]
Income before provision for taxes on income	192	[6]	74		213		252		171	[6]	30		148		104		112		710	[7],[8],[9]	394	[4],[7],[8],[9]	178	[4],[7],[8],[9]
Provision for taxes on income	52		84	[10]	52	[10]	79	[10]	59	[10]	20	[10]	53	[10]	38	[10]	35	[10]	274	[11],[12],[13],[14]	146	[11],[12],[13],[14],[4]	67	[11],[12],[13],[14],[4]
Net income before allocation to noncontrolling interests	140		(10)		161		173		112		10		95		66		77		436		248	[15],[4]	111	[15],[4]
Less: Net income attributable to noncontrolling interests	0				(1)		0		1		1		1				1		0		3	[4]	1	[4]
Net income attributable to Zoetis	$ 140		$ (10)		$ 162		$ 173		$ 111		$ 9		$ 94		$ 66		$ 76		$ 436		$ 245	[4]	$ 110	[4]
Earnings per common share-basic and diluted			$ (0.02)	[16]	$ 0.32	[16]	$ 0.35	[16]	$ 0.22	[16]	$ 0.02	[16]	$ 0.19	[16]	$ 0.13	[16]	$ 0.15	[16]	$ 0.87		$ 0.49	[4]	$ 0.22	[4]

[1]	Revenues denominated in euros were $168 million in the first quarter of 2013 and $164 million in the first quarter of 2012.
[2]	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
[3]	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH's U.S. operations and approximately ten months of KAH's international operations.
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[5]	Costs and expenses in the fourth quarter reflect seasonal trends as well as specific costs associated with the build-up of our capabilities as a standalone company and costs associated with establishing our own compensation plans.
[6]	Defined as income before provision for taxes on income.
[7]	2012 vs. 2011-The increase in United States income is primarily due to sales growth in both livestock and companion animals. Other factors include reduced restructuring charges and increased operational efficiencies. The decrease in international income was largely driven by the unfavorable impact of foreign exchange and lower revenues due to adverse macroeconomic conditions.
[8]	2011 vs. 2010-The decrease in the United States loss was primarily due to lower integration and restructuring costs and cost reductions due to both acquisition-related synergies and initiatives undertaken during the year, partially offset by the non-recurrence of gains related to FDAH divestitures. The increase in the international income was due to cost reductions which were the result of both acquisition-related synergies and cost reduction/productivity initiatives undertaken during the year.
[9]	Defined as income/(loss) before provision/(benefit) for taxes on income.
[10]	The income tax provision in the combined statements of income has been calculated as if Zoetis filed a separate tax return. The tax rate for the fourth quarter of 2012 includes tax costs related to uncertain tax positions, substantially all of which will remain with Pfizer, and to a lesser extent, tax costs associated with repatriation decisions among others. See Notes to Combined Financial Statements-Note 19D. Subsequent Events-Agreements with Pfizer.
[11]	In 2011, the Provision for taxes on income reflects the following: • U.S tax expense of approximately $9 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); and • U.S. tax benefits of approximately $9.5 million, representing tax and interest, resulting from the tax benefit recorded in connection with the settlement of certain audits with the U.S. Internal Revenue Service.
[12]	In 2010, the Provision for taxes on income reflects the following: • U.S. tax expense of approximately $39 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); • U.S. tax benefits of approximately $33.4 million, representing tax and interest, resulting from a settlement with the U.S. Internal Revenue Service; • U.S. tax benefit resulting from a decrease in deferred income tax liabilities related to fair value adjustments recorded in connection with our acquisition of FDAH; and • U.S. tax expense of approximately $21.3 million related to the write-off of deferred income tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage resulting from the provision of the U.S. Healthcare Legislation.
[13]	In all years, federal, state and international tax liabilities assumed or established as part of a business acquisition are not included in Provision for taxes on income (see Note 4. Acquisitions, Divestitures, and Certain Investments).
[14]	In 2012, the Provision for taxes on income reflects the following: • U.S. tax benefits of approximately $29.3 million, representing tax and interest, resulting from a multi-year settlement with the U.S. Internal Revenue Service with respect to audits for the years 2006 through 2008, and international tax benefits of approximately $2.7 million, representing tax and interest, resulting from the resolution of certain tax positions pertaining to prior years with various foreign tax authorities and from the expiration of certain statutes of limitations; • U.S. tax expense of approximately $9 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); • The expiration of the U.S. research and development tax credit on December 31, 2011; and • Tax cost related to changes in uncertain tax positions (see Note 7C. Tax Matters-Tax Contingencies).
[15]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[16]	The weighted average common shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using an aggregate of 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the IPO. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the IPO.